Stockholders' Equity (Details) - Schedule of reconciliation of the number of shares outstanding - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of the number of shares outstanding [Abstract]
Shares outstanding at beginning of year	463,243,000	466,141,000
Repurchase of capital shares, net	(662,000)	(2,898,000)
Shares outstanding at yearend	462,581,000	463,243,000